Vessels	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Vessels
6. Vessels

	Vessel	Drydocking	Total
	(in thousands)
Cost
January 1, 2022	$2,305,857	$55,578	$2,361,435
Vessel additions on acquisition	46,458	16,874	63,332
Disposals	(25,838)	(920)	(26,758)
Write-offs of fully amortized assets	—	(9,497)	(9,497)
December 31, 2022	2,326,477	62,035	2,388,512
Additions to vessels and equipment’s	191,727	—	191,727
Additions	233	14,718	14,951
Write-offs of fully amortized assets	—	(4,066)	(4,066)
Disposals	(51,041)	(2,749)	(53,790)
December 31, 2023	2,467,396	69,938	2,537,334

Accumulated Depreciation
January 1, 2022	580,357	17,826	598,183
Charge for the period	107,905	18,041	125,946
Disposals	(17,767)	(847)	(18,614)
Write-offs of fully amortized assets	—	(9,497)	(9,497)
December 31, 2022	670,495	25,523	696,018
Charge for the period	110,424	18,601	129,025
Disposals	(37,585)	(440)	(38,025)
Write-offs of fully amortized assets	—	(4,066)	(4,066)
December 31, 2023	743,334	39,618	782,952

Net Book Value
December 31, 2021	$1,725,500	$37,752	$1,763,252
December 31, 2022	$1,655,982	$36,512	$1,692,494
December 31, 2023	$1,724,062	$30,320	$1,754,382

The cost and net book value of the 38 vessels that were contracted under time charter agreements was $1,974.4 million and $1,323.8 million, respectively, as of December 31, 2023 (December 31, 2022: $1,776.0 million and $1,236.0 million, respectively, for 34 vessels contracted under time charters).

The net book value of vessels that serve as collateral for the Company’s secured term loan and revolving credit facilities (see "Note 9. Secured Term Loan Facilities and Revolving Credit Facilities " to the consolidated financial statements) was $1,385.5 million as of December 31, 2023 (December 31, 2022: $1,420.9 million).

The cost and net book value of vessels that are included in the table above and are subject to other financing arrangements (see "Note 8. Variable Interest Entities " to the consolidated financial statements) was $83.6 million and $62.6 million, respectively, as of December 31, 2023. (December 31, 2022: $83.6 million and $66.1 million, respectively).

The Navigator Greater Bay Joint Venture acquired one 17,000 cbm 2018-built ethylene-capable liquefied gas carrier and three 22,000 cbm 2019-built ethylene-capable liquefied gas carriers during the year ended December 31, 2023 for an aggregate consideration of $191.7 million. These were financed by a $123.5 million drawdown on a secured term loan, a $27.3 million equity contribution from Greater Bay Gas and $40.9 million from the Company's cash on hand.
On May 2, 2023, the Company sold its vessel, Navigator Orion, a 2000-built 22,085 cbm ethylene-capable semi-refrigerated handysize carrier to a third party for $20.7 million, before broker commission.